LICENSES, INTELLECTUAL PROPERTY, AND RELATED PARTY TRANSACTIONS (Details) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 06, 2016	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2019
LICENSES, INTELLECTUAL PROPERTY, AND RELATED PARTY TRANSACTIONS [Line Items]
Cost of Goods and Services Sold					$ 25,000
Annual Maintenance Fees On Technology And Intellectual Property				$ 5,000
Deferred Revenue, Noncurrent		$ 1,986,183	$ 2,024,564			$ 2,101,325
Initial Contribution Received In Related To Joint Venture		$ 3,000,000	$ 3,000,000
Initial Equity Stake		51.00%	51.00%
Description of Equity Ownership Interest		RegeneRx’s ownership interest in ReGenTree was reduced from 49% to 38.5% when the Clinical Study Report was filed for the Phase 2/3 dry eye clinical trial. Based on when, and if, certain additional development milestones are achieved in the U.S. with RGN-259, our equity ownership may be incrementally reduced to between 38.5% and 25%, with 25% being the final equity ownership upon approval of a BLA for DES in the U.S. (Tβ4 is now regulated as a biologic rather than as a new drug entity, see page 19). In addition to our equity ownership, RegeneRx retains a royalty on net sales that varies between single and low double digits, depending on whether commercial sales are made by ReGenTree or a licensee. In the event ReGenTree is acquired or there is a change of control that occurs following achievement of a BLA, RegeneRx shall be entitled to a minimum of 40% of all proceeds paid or payable and will forgo any future royalties.	RegeneRx’s ownership interest in ReGenTree was reduced to 38.5% when the Clinical Study Report was filed for the Phase 2/3 dry eye clinical trial. Based on when, and if, certain additional development milestones are achieved in the U.S. with RGN-259, our equity ownership may be incrementally reduced to between 38.5% and 25%, with 25% being the final equity ownership upon approval of a BLA for DES in the U.S. In addition to our equity ownership, RegeneRx retains a royalty on net sales that varies between single and low double digits, depending on whether commercial sales are made by ReGenTree or a licensee. In the event ReGenTree is acquired or there is a change of control that occurs following achievement of a BLA, RegeneRx shall be entitled to a minimum of 40% of all proceeds paid or payable and will forgo any future royalties.
Additional Proceeds From License Fees Received		$ 1,000,000.0	$ 1,000,000.0
Revenue, Judgment		Revenue is being recognized on a straight-line basis over a period of 30 years	Revenue is being recognized on a straight-line basis over a period of 30 years
Maximum [Member]
LICENSES, INTELLECTUAL PROPERTY, AND RELATED PARTY TRANSACTIONS [Line Items]
Capitalized Contract Cost, Amortization Period			30 years
Minimum [Member]
LICENSES, INTELLECTUAL PROPERTY, AND RELATED PARTY TRANSACTIONS [Line Items]
Capitalized Contract Cost, Amortization Period		23 years	23 years
ReGen Tree [Member]
LICENSES, INTELLECTUAL PROPERTY, AND RELATED PARTY TRANSACTIONS [Line Items]
Proceeds from Royalties Received	$ 250,000
Deferred Revenue, Noncurrent			$ 1,017,267			1,059,246
Capitalized Contract Cost, Amortization Period			30 years
Percentage of proceeds paid or payable			40.00%
RGN-259 Agreement [Member]
LICENSES, INTELLECTUAL PROPERTY, AND RELATED PARTY TRANSACTIONS [Line Items]
Milestone Payments		$ 3,500,000	$ 3,500,000
RGN-137 Agreement [Member]
LICENSES, INTELLECTUAL PROPERTY, AND RELATED PARTY TRANSACTIONS [Line Items]
Deferred Revenue, Noncurrent			684,058			718,840
Milestone Payments		$ 3,500,000	$ 3,500,000
Capitalized Contract Cost, Amortization Period			23 years
Lees Pharmaceutical [Member]
LICENSES, INTELLECTUAL PROPERTY, AND RELATED PARTY TRANSACTIONS [Line Items]
Proceeds from Royalties Received				200,000
Definitive License Agreement [Member]
LICENSES, INTELLECTUAL PROPERTY, AND RELATED PARTY TRANSACTIONS [Line Items]
Proceeds from Royalties Received				$ 200,000
Deferred Revenue, Noncurrent			$ 400,000			$ 400,000